Property, Equipment and Leasehold Improvement, Net - Summary of Property Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	¥ 99,989		¥ 101,597
Less: accumulated depreciation	(82,701)		(75,051)
Property, equipment and leasehold improvement, net	17,288	$ 2,435	26,546
Electronic equipment
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	79,432		80,099
Furniture and office equipment
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	2,890		3,273
Vehicles
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	294		2,818
Leasehold improvement
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	¥ 17,373		¥ 15,407